Basic and Diluted Net Loss per Share	6 Months Ended
Jun. 30, 2019
Earnings Per Share [Abstract]
Basic and Diluted Net Loss per Share
2 1 .	Basic and diluted net loss per share
Basic loss per share and diluted loss per share have been calculated in accordance with ASC 260 on computation of earnings per share for the six months ended June 30, 2018 and 2019 as follows:

	Six months ended June 30, 2018	Six months ended June 30, 2019
Numerator:
Net loss attributable to Qutoutiao Inc.	(514,435,513)	(1,249,285,575)
Accretion on Series A convertible redeemable preferred shares redemption value	(10,643,883)	—
Accretion on Series A1 convertible redeemable preferred shares redemption value	(3,274,935)	—
Accretion on Series B1 convertible redeemable preferred shares redemption value	(21,349,500)	—
Accretion on Series B2 convertible redeemable preferred shares redemption value	(18,092,345)	—
Accretion on Series B3 convertible redeemable preferred shares redemption value	(5,602,880)	—
Deemed dividend to preferred shareholders	(1,916,871)	—
Accretion on redemption value of Series A convertible redeemable preferred shares of a subsidiary (Note 1 9 )	—	(5,293,586)
Net loss attributable to ordinary shareholders-Basic and diluted	(575,315,927)	(1,254,579,161)

Denominator:
Denominator for basic and diluted loss per share Weighted-average ordinary shares outstanding (Note)
Basic and diluted	24,238,324	62,684,261
Basic and diluted loss per share	(23.74)	(20.01)

Denominator for basic and diluted loss per ADS Weighted-average ADS outstanding (Note)
Basic and diluted	96,953,296	250,737,044
Basic and diluted loss per ADS	(5.93)	(5.00)

For the six months ended June 30, 2018 and 2019, assumed conversion of the Preferred Shares have not been reflected in the dilutive calculations pursuant to ASC 260, “Earnings Per Share,” due to the anti- dilutive effect as a result of the Group’s net loss. The effects of all outstanding share options and restricted shares granted to the founders have also been excluded from the computation of diluted loss per share for the six months ended June 30, 2018 and 2019 due to their anti-dilutive effect.

The following ordinary shares equivalent were excluded from the computation of diluted net loss per ordinary share for the periods presented because including them would have had an anti-dilutive effect:

	Six months ended
	June 30, 2018	June 30, 2019
Preferred shares — weighted average	12,642,574	—
Share options — weighted average	9,911,869	11,288,731
Restricted shares — weighted average	10,569,386	—